UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04015
Eaton Vance Mutual Funds Trust
(Exact name of registrant as specified in charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2005

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Dividend Income Fund	as of January 31, 2005
PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 76.9%

Security	Shares	Value

Apparel — 0.3%
VF Corp.	25,000	$1,328,750
		$1,328,750

Building Materials — 0.4%
Stanley Works (The)	35,000	1,664,600
		$1,664,600

Chemicals — 1.6%
Dow Chemical Co. (The)	50,000	2,485,000
Eastman Chemical Co.	20,000	1,083,000
Lyondell Chemical Co.	75,000	2,206,500
RPM, Inc.	50,000	881,500
		$6,656,000

Commercial Banks — 10.7%
Associated Banc-Corp.	60,000	1,981,800
Bank of America Corp.	150,000	6,955,500
Bank of Hawaii Corp.	20,000	958,200
Bank of Nova Scotia (1)	75,000	2,391,750
Barclays PLC ADR	100,000	4,415,000
Comerica, Inc.	20,000	1,157,200
Compass Bancshares, Inc.	50,000	2,341,500
Corus Bankshares, Inc.	35,000	1,757,000
National City Corp.	75,000	2,666,250
North Fork Bancorporation, Inc.	75,000	2,152,500
TCF Financial Corp.	24,000	674,640
U.S. Bancorp	25,000	751,250
Wachovia Corp.	150,000	8,227,500
Wells Fargo & Co.	125,000	7,662,500
		$44,092,590

Commercial Services and Supplies — 0.4%
Donnelley (R.R.) & Sons Co.	40,000	1,338,000
Landauer, Inc.	10,000	467,400
		$1,805,400

Distributors — 0.5%
Genuine Parts Co.	50,000	2,116,500
		$2,116,500

Diversified Financial Services — 3.7%
Citigroup, Inc.	175,000	$8,583,750
JPMorgan Chase & Co.	175,000	6,532,750
		$15,116,500

Diversified Telecommunication Services — 11.5%
Alltel Corp.	57,000	3,137,280
BellSouth Corp.	220,000	5,772,800
SBC Communications, Inc.	198,500	4,716,360
Sprint Corp. (FON Group)	35,000	834,050
TDC A/S (1)	100,000	4,159,972
Telecom Corp. of New Zealand Ltd. (1)	174,000	7,629,551
Telecom Corp. of New Zealand Ltd. ADR	51,000	1,792,650
Telecom Italia SPA (1)	1,200,000	3,851,912
Telefonos de Mexico SA ADR	125,000	4,656,250
Telstra Corp. Ltd. (1)	1,250,000	4,786,480
Verizon Communications, Inc.	167,000	5,943,530
		$47,280,835

Electrical/Electronic Manufacturer — 1.9%
Cooper Industries Ltd., Class A	25,000	1,737,500
Emerson Electric Co.	50,000	3,362,000
Hubbell, Inc.	25,000	1,238,000
Nokia Oyj ADR	100,000	1,528,000
		$7,865,500

Engineering and Construction — 0.4%
Bouygues SA (1)	40,000	1,566,867
		$1,566,867

Entertainment — 0.7%
Regal Entertainment Group	150,000	2,985,000
		$2,985,000

Financial Services — 0.2%
Student Loan Corp., (The)	3,400	614,244
		$614,244

Food Products — 1.9%
ConAgra Foods, Inc.	50,000	1,475,000
General Mills, Inc.	75,000	3,974,250
Sara Lee Corp.	100,000	2,348,000
		$7,797,250

Furniture and Appliances — 0.2%
Leggett & Platt, Inc.	25,000	$712,500
		$712,500

Health Care - Equipment and Supplies — 0.2%
Baxter International, Inc.	20,000	675,200
		$675,200

Hotels, Restaurants and Leisure — 0.3%
Harrah’s Entertainment, Inc.	20,000	1,264,800
		$1,264,800

Industrial Conglomerates — 0.8%
General Electric Co.	75,000	2,709,750
Honeywell International, Inc.	14,000	503,720
		$3,213,470

Machinery — 0.6%
Caterpillar, Inc.	25,000	2,227,500
		$2,227,500

Metals and Mining — 1.1%
Fording Canadian Coal Trust (1)	25,000	1,990,000
Southern Peru Copper Corp. (1)	50,000	2,354,500
		$4,344,500

Oil and Gas — 6.9%
BP PLC ADR	75,000	4,471,500
ChevronTexaco Corp.	150,000	8,160,000
Enbridge, Inc. (1)	17,000	861,050
Kerr-McGee Corp.	100,000	6,175,000
Marathon Oil Corp.	200,000	7,746,000
Occidental Petroleum Corp.	15,000	875,700
		$28,289,250

Paper and Forest Products — 0.5%
MeadWestvaco Corp.	75,000	2,166,750
		$2,166,750

Pharmaceuticals — 1.2%
Abbott Laboratories	50,000	2,251,000
Merck & Co., Inc.	100,000	2,805,000
		$5,056,000

REITS — 6.7%
Boston Properties, Inc.	75,000	$4,333,500
Capital Automotive	75,000	2,450,250
Cousins Properties, Inc.	50,000	1,514,500
Developers Diversified Realty Corp.	50,000	1,987,500
General Growth Properties, Inc.	75,000	2,382,750
Health Care Property Investors, Inc.	100,000	2,596,000
Plum Creek Timber Co., Inc.	50,000	1,786,000
Public Storage, Inc.	45,000	2,362,950
Rayonier, Inc.	25,000	1,112,500
Simon Property Group, Inc.	50,000	2,965,000
Vornado Realty Trust	58,182	4,022,704
		$27,513,654

Retail - General — 0.8%
May Department Stores Co. (The)	100,000	3,390,000
		$3,390,000

Retail - Specialty — 0.4%
Limited, Inc. (The)	75,000	1,777,500
		$1,777,500

Tobacco — 2.3%
Altria Group, Inc.	125,000	7,978,750
UST, Inc.	30,000	1,519,800
		$9,498,550

Trucks and Parts — 0.9%
Paccar, Inc.	50,000	3,533,000
		$3,533,000

Utilities - Electric and Gas — 14.3%
Alliant Energy Corp.	30,500	838,750
American Electric Power Co., Inc.	23,000	810,750
Cinergy Corp.	50,000	2,014,500
E.ON AG (1)	50,000	4,472,872
Edison International	200,000	6,494,000
Electrabel (1)	5,000	2,204,421
Enel Spa (1)	776,500	7,304,051
Energy East Corp.	69,000	1,807,800
Fortis, Inc. (1)	7,600	454,009
Fortum Oyj (1)	540,000	9,658,446
Pepco Holdings, Inc.	75,100	1,640,935
RWE AG (1)	60,000	3,458,517

SCANA Corp.	60,000	$2,343,000
Scottish and Southern Energy PLC (1)	300,000	5,037,544
Scottish Power PLC ADR	170,000	5,406,000
UIL Holdings Corp.	26,000	1,283,100
Xcel Energy, Inc.	200,000	3,638,000
		$58,866,695

Utilities - Gas — 1.0%
Equitable Resources, Inc.	11,900	678,776
NICOR, Inc.	20,000	738,400
Snam Rete Gas SPA (1)	300,000	1,783,071
TransCanada Corp. (1)	37,700	902,915
		$4,103,162

Utilities - Water — 4.5%
Kelda Group PLC (1)	250,000	2,840,938
Pennon Group PLC (1)	155,000	2,841,698
Severn Trent PLC (1)	325,000	5,652,627
United Utilities PLC (1)	590,000	7,135,750
		$18,471,013

Total Common Stocks (identified cost $278,291,011)		$315,993,580

Preferred Stocks — 20.3%

Commercial Banks — 4.0%
Abbey National PLC, 7.375% (1)	112,000	3,047,520
Banco Santander, 6.41% (1) (2)	125,000	3,231,250
Barclays Bank PLC, 8.55% (1) (2) (3)	18,900	2,328,321
CA Preferred Fund Trust, 7.00% (1) (3)	11,500	1,225,704
First Republic Bank, 6.70%	111,000	2,870,460
Royal Bank of Scotland Group PLC, 6.40% (1)	145,000	3,819,300
		$16,522,555

Financial Services — 3.5%
BBVA Preferred Capital Ltd., 7.75% (1)	145,900	3,859,055
Federal National Mortgage Association, Variable Rate, 7.00%	65,000	3,686,722
Lehman Brothers Holdings, 6.50%	107,000	2,903,980
Merrill Lynch & Co., Inc.	150,000	3,856,500
		$14,306,257

Food Products — 0.1%
Ocean Spray Cranberries, Inc., 6.25% (2)	5,750	$487,313
		$487,313

Insurance — 3.9%
Ace Ltd., 7.80% (1)	140,300	3,743,204
ING Groep NV, 7.05% (1)	140,300	3,775,473
PartnerRe Ltd., 6.50% (1)	80,000	2,040,800
PartnerRe Ltd., 6.75% (1)	64,700	1,666,672
RenaissanceRe Holdings Ltd., 6.08% (1)	70,000	1,733,900
RenaissanceRe Holdings Ltd., 8.10% (1)	46,700	1,272,575
XL Capital Ltd., 7.625% (1)	65,000	1,741,350
		$15,973,974

REITS — 7.5%
AMB Property Corp., 6.75%	79,900	2,018,274
BRE Properties, 6.75%	95,000	2,394,000
BRE Properties, 6.75%	40,000	1,020,000
Colonial Properties Trust, 8.125%	129,000	3,332,070
Developers Diversified Realty Corp., 7.375%	85,500	2,202,480
Duke Realty Corp., 6.60%	160,000	4,008,000
Health Care Property, 7.10%	120,000	3,072,000
Health Care REIT, Inc., 7.875%	110,000	2,889,700
Prologis Trust, 6.75%	65,000	1,641,900
PS Business Parks, Inc., 7.00%	50,000	1,247,500
PS Business Parks, Inc., 7.95%	110,000	2,915,000
Simon Property Group, Inc., 7.89%	4,500	241,425
Vornado Realty Trust, 6.75%	155,000	3,921,500
		$30,903,849

Utilities - Electric — 0.5%
Alabama Power Co., 5.30%	80,000	2,024,000
		$2,024,000

Utilities - Gas — 0.8%
Southern Union Co., 7.55%	110,200	3,168,250
		$3,168,250

Total Preferred Stocks (identified cost $82,091,039)		$83,386,198

Commercial Paper — 1.6%
	Principal
	Amount
Security	(000’s omitted)	Value
General Electric Capital Corp., 2.48%, 2/1/05	$6,460	$6,460,000

Total Commercial Paper (at amortized cost, $6,460,000)		$6,460,000

Short-Term Investments — 2.4%

Investors Bank and Trust Company Time Deposit, 2.50%, 2/1/05	$10,000	$10,000,000

Total Short-Term Investments (at amortized cost, $10,000,000)		$10,000,000

Total Investments — 101.2% (identified cost $376,842,050)		$415,839,778

Other Assets, Less Liabilities — (1.2)%		$(5,011,198)

Net Assets — 100.0%		$410,828,580

ADR  -           American Depository Receipt

(1)                                  Foreign security.

(2)           Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2005, the aggregate value of the securities is $6,046,884 or 1.5% of the Fund’s net assets.

(3)                                  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund.

The Fund did not have any open financial instruments at January 31, 2005.

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$376,842,050
Gross unrealized appreciation	$40,894,834
Gross unrealized depreciation	(1,897,106)
Net unrealized appreciation	$38,997,728

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	March 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust, Jr.
Thomas E. Faust, Jr.
President and Principal Executive Officer

Date:	March 17, 2005

By:	/s/ James L. O’Connor
James L. O’Connor
Treasurer and Principal Financial Officer

Date:	March 17, 2005